ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at	As at
	December 31,	December 31,
	2021	2020
Trade payables	$189,069	$167,127
Wages payable	70,584	58,068
Accrued liabilities	104,551	95,860
Other liabilities	50,469	42,746
Total accounts payable and accrued liabilities	$414,673	$363,801

In 2021 and 2020, the other liabilities balance consisted primarily of various employee benefits, employee payroll tax withholdings and other payroll taxes.